ONcore Series of Variable Annuities

AuguStarSM Life Insurance Company

AuguStarSM Variable Account A

Supplement dated December 21, 2023, to the

Prospectuses and Updating Summary Prospectuses

dated May 1, 2023

The following supplements the prospectuses dated May 1, 2023, as previously supplemented, and updating summary prospectuses dated May 1, 2023, as previously supplemented. Please read this supplement in conjunction with your prospectus and updating summary prospectus and retain it for future reference.

Effective on December 4, 2023, Ohio National Fund, Inc. (the “Fund”) changed its and its portfolios’ (the “Portfolios”) names. Accordingly, all references to the Fund and to the Portfolios throughout your prospectus and updating summary prospectus are updated to reflect the new names indicated below:

Fund Old Name:	Fund New Name:
Ohio National Fund, Inc.	AuguStarSM Variable Insurance Products Fund, Inc.

Portfolio Old Name:	Portfolio New Name:
ON Bond Portfolio	AVIP Bond Portfolio
ON BlackRock Balanced Allocation Portfolio	AVIP BlackRock Balanced Allocation Portfolio
ON BlackRock Advantage International Equity Portfolio	AVIP BlackRock Advantage International Equity Portfolio
ON BlackRock Advantage Large Cap Core Portfolio	AVIP BlackRock Advantage Large Cap Core Portfolio
ON BlackRock Advantage Large Cap Growth Portfolio	AVIP BlackRock Advantage Large Cap Growth Portfolio
ON BlackRock Advantage Large Cap Value Portfolio	AVIP BlackRock Advantage Large Cap Value Portfolio
ON BlackRock Advantage Small Cap Growth Portfolio	AVIP BlackRock Advantage Small Cap Growth Portfolio
ON AB Small Cap Portfolio	AVIP AB Small Cap Portfolio
ON AB Mid Cap Core Portfolio	AVIP AB Mid Cap Core Portfolio
ON Risk Managed Balanced Portfolio	AVIP AB Risk Managed Balanced Portfolio
ON S&P 500® Index Portfolio	AVIP S&P 500® Index Portfolio
ON S&P MidCap 400® Index Portfolio	AVIP S&P MidCap 400® Index Portfolio
ON Nasdaq-100® Index Portfolio	AVIP Nasdaq-100® Index Portfolio
ON Federated High Income Bond Portfolio	AVIP Federated High Income Bond Portfolio
ON Federated Core Plus Bond Portfolio	AVIP Federated Core Plus Bond Portfolio
ON U.S. Low Volatility Portfolio	AVIP Intech U.S. Low Volatility Portfolio
ON Fidelity Institutional AM® Equity Growth Portfolio	AVIP Fidelity Institutional AM® Equity Growth Portfolio
ON iShares Managed Risk Balanced Portfolio	AVIP iShares Managed Risk Balanced Portfolio
ON iShares Managed Risk Moderate Growth Portfolio	AVIP iShares Managed Risk Moderate Growth Portfolio
ON iShares Managed Risk Growth Portfolio	AVIP iShares Managed Risk Growth Portfolio
ON Moderately Conservative Model Portfolio	AVIP Moderately Conservative Model Portfolio
ON Balanced Model Portfolio	AVIP Balanced Model Portfolio
ON Moderate Growth Model Portfolio	AVIP Moderate Growth Model Portfolio
ON Growth Model Portfolio	AVIP Growth Model Portfolio